TRADE ACCOUNTS RECEIVABLE (Narrative) (Details) - USD ($)	12 Months Ended
	Jan. 03, 2021	Dec. 29, 2019
Subclassifications of assets, liabilities and equities [abstract]
Trade accounts receivables being serviced under a receivables purchase agreement	$ 145,200,000	$ 141,000,000.0
Receivables purchase agreement, maximum of sale of accounts receivables	175,000,000
Receivables purchase agreement, difference between carrying amount of receivable sold and cash received	2,000,000.0	$ 3,200,000
Receivership and liquidation of distributor	$ 22.3